Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 9, 2012
Registrant Name	dei_EntityRegistrantName	ANCHOR SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000726735
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 9, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012

Multi-Asset Portfolio (Prospectus Summary): | Multi-Asset Portfolio
Multi-Asset Portfolio
ANCHOR SERIES TRUST Multi-Asset Portfolio Class 1 shares (the “Portfolio”) Supplement to the Prospectus Dated April 30, 2012
Effective immediately, with respect to the Portfolio, under “Fees and Expenses of the Portfolio” in the Portfolio Summary, the table under Annual Portfolio Operating Expenses is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses		Class 1 Multi-Asset Portfolio
Management Fees		1.00%
Service (12b-1) Fees		none
Other Expenses		0.46%
Total Annual Portfolio Operating Expenses		1.46%
Less Fee Waivers and/or Reimbursements	[1]	(0.36%)
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements		1.10%
[1]	SunAmerica Asset Management Corp. (“SAAMCo”) has contractually agreed to reimburse the expenses of the Portfolio until April 30, 2014, so that the Portfolio’s “Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements” does not exceed 1.10%. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. Any waivers or reimbursements made by SAAMCo with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitation. This agreement may be terminated prior to April 30, 2014 by the Board of Trustees, including a majority of the independent trustees.

The paragraph and the table under the Expense Example sub-heading are deleted in their entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that any fee waiver and/or reimbursement applies to the first year. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1 Multi-Asset Portfolio	112	389	687	1,467

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Multi-Asset Portfolio (Prospectus Summary): | Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Asset Portfolio
Supplement Text	ck0000726735_SupplementTextBlock	ANCHOR SERIES TRUST Multi-Asset Portfolio Class 1 shares (the “Portfolio”) Supplement to the Prospectus Dated April 30, 2012
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Operating Expenses, Caption	rr_OperatingExpensesCaption	Effective immediately, with respect to the Portfolio, under “Fees and Expenses of the Portfolio” in the Portfolio Summary, the table under Annual Portfolio Operating Expenses is deleted in its entirety and replaced with the following:
Expense Example, Heading	rr_ExpenseExampleHeading	The paragraph and the table under the Expense Example sub-heading are deleted in their entirety and replaced with the following:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that any fee waiver and/or reimbursement applies to the first year. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Multi-Asset Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASMAA
Management Fees	rr_ManagementFeesOverAssets	1.00%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%
Less Fee Waivers and/or Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	389
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	687
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,467

[1]	SunAmerica Asset Management Corp. (“SAAMCo”) has contractually agreed to reimburse the expenses of the Portfolio until April 30, 2014, so that the Portfolio’s “Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements” does not exceed 1.10%. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. Any waivers or reimbursements made by SAAMCo with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitation. This agreement may be terminated prior to April 30, 2014 by the Board of Trustees, including a majority of the independent trustees.